ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	March 31, 2022	December 31, 2021

Accounts receivable	$10,217,709	$7,403,308
Allowances for doubtful accounts	(274,561)	(273,979)
	$9,943,148	$7,129,329

	2021	2020

Accounts receivable	$7,403,308	$6,161,249
Allowances for doubtful accounts	(273,979)	(271,436)
	$7,129,329	$5,889,813